Segment reporting, Total revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Total Revenues [Abstract]
Shipping revenues		$ 130,322	$ 108,227	$ 413,783	$ 283,860
Other revenues	[1]	1,243	1,711	3,397	2,392
Total revenues		131,565	109,938	417,180	286,251
IFRS 15 [Member]
Total Revenues [Abstract]
Total revenues		4,300	4,700	15,100	14,200
Time Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues	[2]	17,859	19,884	58,339	57,208
Voyage Charter Revenues [Member]
Total Revenues [Abstract]
Shipping revenues		$ 112,464	$ 88,343	$ 355,444	$ 226,651

[1]	Other revenues mainly relate to technical management services provided.
[2]	Time charter revenues is presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $4.3 million in the third quarter of 2023, $4.7 million in the third quarter of 2022, $15.1 million in the first nine months of 2023 and $14.2 million in the first nine months of 2022 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.